Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	GPCM
Entity Registrant Name	GRANDPARENTS.COM, INC.
Entity Central Index Key	0001020475
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (Successor, USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Series B Preferred Stock
Current assets:
Cash	$ 3,587,695	$ 347,284	$ 36,991
Restricted cash	40,000	40,000	40,000
Accounts receivable	72,655	84,922	307,461
Prepaid expenses	111,834	254,826
Total current assets	3,812,184	727,032	384,452
Property and equipment, net	32,958	35,170	44,882
Other assets:
Security deposits	3,701	3,701	3,701
Intangibles, net	4,902,660	5,110,993	5,944,326
Total other assets	4,906,361	5,114,694	5,948,027
Total assets	8,751,503	5,876,896	6,377,361
Current liabilities:
Accounts payable	573,685	596,584	626,833
Accrued expenses	199,009	185,191	101,664
Accrued management fees		512,500
Notes payable, current maturities	253,150	900,882
Warrant derivative liability		211,645
Cumulative preferred return		120,488	26,080
Total current liabilities	1,025,844	2,527,290	754,577
Notes payable, net of current maturities	1,078,500	300,000
Total long-term liabilities	1,078,500	300,000
Total liabilities	2,104,344	2,827,290	754,577
Commitments and Contingencies
Stockholders' equity:
Common Stock	168,961	167,961	164,058
Additional Paid in Capital	16,030,100	7,956,351	7,638,491
Accumulated Deficit	(9,581,902)	(5,074,706)	(2,179,765)
Total stockholders' equity		3,049,606	5,622,784
Convertible Preferred Stock				30,000
Total stockholders' equity (deficit)	6,647,159
Total liabilities and stockholders' equity	$ 8,751,503	$ 5,876,896	$ 6,377,361

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	4 Months Ended
	Mar. 31, 2012 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	May 05, 2010 Predecessor
Revenues:
Advertising revenue	$ 66,794	$ 122,995	$ 646,512	$ 478,133	$ 111,543
Total revenue	66,794	122,995	646,512	478,133	111,543
Operating Expenses:
Selling and marketing	40,726	28,523	246,838	104,323	444,300
Salaries	376,408	214,160	657,975	897,886	818,372
Rent	41,000	36,707	84,090	157,761	69,601
Consulting	70,825		6,005	6,270	10,000
Equity-based compensation	217,546	27,879
Equity-based compensation			9,549	165,789
Management fees	100,000	150,000	125,000	600,000
Transaction costs	2,924,592		4,250,000
Other general and administrative	563,655	136,295	477,249	488,413	126,346
Depreciation and amortization	210,546	217,313	560,101	842,187	67,988
Total operating expenses	4,545,298	810,877	6,416,807	3,262,629	1,536,607
Other income (expenses):
Interest income	3,226	15
Interest income (expense), net			18	(34,670)
Interest expense	(20,922)
Gain on purchase of business			3,565,408
Other income (expense), net	3,268	5,190	51,184	18,633	108,000
Total other income (expenses)	(14,428)	5,205	3,616,610	(16,037)	108,000
Loss from operations	(4,492,932)	(682,677)	(2,153,685)	(2,800,533)	(1,317,064)
Preferred return expense	14,265	23,602	26,080	94,408	137,572
Loss before income taxes	(4,507,197)	(706,279)	(2,179,765)	(2,894,941)	(1,454,636)
Income taxes
Net loss	$ (4,507,197)	$ (706,279)	$ (2,179,765)	$ (2,894,941)	$ (1,454,636)
Net loss per share-basic and diluted	$ (0.27)	$ (0.04)	$ (0.13)	$ (0.17)	$ (0.09)
Weighted average common shares outstanding, basic and diluted	16,836,810	16,909,501	16,909,501	16,895,070	16,892,468

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	4 Months Ended
	Mar. 31, 2012 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	May 05, 2010 Predecessor
Cash flows from Operating Activities:
Net loss	$ (4,507,197)	$ (706,279)	$ (2,179,765)	$ (2,894,941)	$ (1,454,636)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	210,546	217,313	560,101	842,187	67,988
Loss on sale of equipment			1,100
Equity-based compensation	217,546	27,879	9,549	71,763
Preferred return expense	14,265	23,602	26,080	94,408	137,572
Transaction costs	2,924,592		4,250,000
Gain on purchase of business			(3,565,408)
Amortization of discount on zero coupon note payable	12,268			15,882
Change in fair value of warrant derivative liability	(62,334)			211,645
(Increase) decrease in:
Accounts receivable, net	12,267	118,583	(106,749)	222,539	158,579
Prepaid expenses	142,992	(2,207)	113,514	(254,826)	(118,180)
Security deposits			(2,400)
Increase (decrease) in:
Accounts payable	(22,899)	(31,513)	(492,697)	(30,249)	205,491
Accrued management fees	100,000	87,500		512,500
Accrued expenses	13,818	(22,529)	41,877	83,527	(19,901)
Net cash used in Operating activities	(944,136)	(287,651)	(1,344,798)	(1,125,565)	(1,023,087)
Cash Flows from Investing Activities
(Increase) decrease in restricted cash			(40,000)		212,343
Business acquisition, net of cash acquired			(396,211)		137,844
Purchase of property and equipment		(3,236)		(5,142)
Net cash provided by (used in) Investing activities		(3,236)	(436,211)	(5,142)	350,187
Cash Flows from Financing Activities
Proceeds from private placement	2,641,292	300,000	1,668,000	250,000	225,000
Proceeds from loans and short-term advances		120,000		126,000	593,000
Proceeds from issuance of promissory notes	1,543,255			1,065,000
Net cash provided by Financing activities	4,184,547	420,000	1,668,000	1,441,000	818,000
Net increase (decrease) in cash	3,240,411	129,113	(113,009)	310,293	145,100
Cash, beginning of period	347,284	36,991	150,000	36,991	4,900
Cash, beginning of period	347,284	76,991		76,991
Cash, end of period			36,991	347,284	150,000
Cash, end of period	3,587,695	206,104	76,991	347,284
Supplemental cash flow information
Income taxes paid
Cash paid for interest	2,500			9,021
Equity issued for purchase of business			1,875,000
Conversion of accrued management fees to note payable	512,500
Conversion of debt to equity					7,724,135
Reclassification of cumulative preferred return as part of reverse acquisition	134,753
Reclassification of warrant derivative liability to equity as part of reverse acquisition	$ 149,311

CONSOLIDATED BALANCE SHEETS (Parenthetical) (Successor, USD $)	Dec. 31, 2011	Dec. 31, 2010
Successor
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares Issued	16,796,151	16,405,756
Common stock, shares outstanding	16,796,151	16,405,756

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Business Combination USD ($)	Service USD ($)	Private Placement USD ($)	Class A Units USD ($)	Class B Units	Class C Units USD ($)	Class D Units USD ($)	Common Stock USD ($)	Common Stock Business Combination USD ($)	Common Stock Service USD ($)	Common Stock Private Placement USD ($)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Business Combination USD ($)	Additional Paid-In Capital Service USD ($)	Additional Paid-In Capital Private Placement USD ($)	Accum. Deficit USD ($)
Beginning Balances at Dec. 31, 2009	$ (4,231,210)				$ (4,231,210)
Beginning Balances (in shares) at Dec. 31, 2009					4,803,722	186,600
Conversion of debt to equity (in shares)							415,500	3,867,019
Conversion of debt to equity	7,724,135						750,000	6,974,135
Capital contributions (in shares)							124,758
Capital contributions	225,000						225,000
Preferred Return	137,572							137,572
Net loss for the period	(1,454,636)				(1,066,932)		(82,361)	(305,343)
Ending Balances at May. 05, 2010	2,400,861				(5,298,142)		892,639	6,806,364
Ending Balances (in shares) at May. 05, 2010					4,803,722	186,600	540,258	3,867,019
Issuance of equity in private placement (in shares)												2,577,442
Issuance of equity in private placement				1,668,000								25,774				1,642,226
Contribution (in shares)										4,031,452	9,137,958
Contribution		1,875,000	4,250,000							40,315	91,380			1,834,685	4,158,620
Issuance of equity pursuant to anti-dilution arrangements (in shares)									658,905
Issuance of equity pursuant to anti-dilution arrangements									6,589				(6,589)
Equity based compensation	9,549												9,549
Net loss for the period	(2,179,765)																(2,179,765)
Ending Balances at Dec. 31, 2010	5,622,784								164,058				7,638,491				(2,179,765)
Ending Balances (in shares) at Dec. 31, 2010									16,405,756
Issuance of equity in private placement (in shares)												390,395
Issuance of equity in private placement				250,000								3,903				246,097
Issuance of warrants for services	21,148												21,148
Equity based compensation	50,615												50,615
Net loss for the period	(2,894,941)																(2,894,941)
Ending Balances at Dec. 31, 2011	$ 3,049,606								$ 167,961				$ 7,956,351				$ (5,074,706)
Ending Balances (in shares) at Dec. 31, 2011									16,796,151

Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Description of Business and Basis of Presentation

1.  Description of Business and Reverse Acquisition

Description of Business

Grandparents.com, Inc., together with its consolidated subsidiaries (the “Company”), is a family-oriented social media company that through its website, www.grandparents.com, serves the age 50+ demographic market. The website offers activities, discussion groups, expert advice and newsletters that enrich the lives of grandparents by providing tools to foster connections among grandparents, parents, and grandchildren.

Grandparents:NorWesTech Reverse Acquisition

On February 23, 2012, Grandparents.com LLC (“GP”) entered into an Asset Contribution Agreement to transfer the net assets that comprise the Grandparents.com business to NorWesTech, Inc., a then “public shell” company, which was accounted for as a reverse acquisition. Following to the consummation of this Agreement, the Company became a publicly traded entity. References to Grandparents.com LLC or GP in these condensed consolidated financial statements refer to transactions that occurred prior to the consummation of the Asset Contribution Agreement.

In exchange for the contribution of the net assets of the Grandparents.com business, GP received one (1) share of Series A Convertible Preferred Stock of the Company, representing approximately 65% of the issued and outstanding shares of the Company. The Series A Convertible Preferred Stock automatically converts into 55,887,491 shares of the Company’s Common Stock upon the date on which the Company files an amendment to its Certificate of Incorporation to increase the number of authorized shares of Common Stock to 150,000,000. In addition, GP received a warrant (“GP Warrant”), with an exercise price of $0.01 per share and exercisable for five (5) years, to purchase additional shares of the Company’s Common Stock, with the number of shares into which with the GP Warrant is convertible being subject to adjustment (i) for the Shortfall Amount, as defined in the Asset Contribution Agreement and (ii) to retain GP’s 65% ownership in the event any of the 342,813 warrants issued and outstanding by NorWesTech, Inc. are exercised.

As compensation for advisory services in connection with the reverse acquisition, the Company granted a warrant (“Advisory Warrant”) to purchase up to 5,588,749 shares of the Company’s Common Stock. The Advisory Warrant has an exercise price of $0.23 per share and a term of five (5) years. The grant date fair value of the Advisory Warrant was estimated using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate 1.04%; expected term 5.0 years; expected volatility 109%; stock price $0.60. These assumptions resulted in a grant date fair value of the warrant of $2,924,592, which has been charged to the condensed consolidated statement of operations for the three-months ended March 31, 2012.

Concurrently with the reverse acquisition, the Company sold 3,000,000 shares of Series B Convertible Preferred Stock for total gross proceeds of $3,000,000. The Series B Convertible Preferred Stock automatically converts into 12,897,172 shares of the Company’s Common Stock upon the date on which the Company files an amendment to its Certificate of Incorporation to increase the number of authorized shares of Common Stock to 150,000,000. In connection with the financing, the Company granted a warrant to the placement agent (“Placement Agent Warrant”) to purchase up to 1,289,711 shares of the Company’s Common Stock. The Placement Agent Warrant has an exercise price of $0.23 per share and a term of five (5) years. The grant date fair value of the Placement Agent Warrant was estimated using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate 1.04%; expected term 5.0 years; expected volatility 109%; stock price $0.60. These assumptions resulted in a grant date fair value of the warrant of $674,906, which has been reflected in the condensed consolidated balance sheet as a reduction of the gross proceeds raised in the financing.

1. Description of Business and Basis of Presentation

Description of Business

Grandparents.com, Inc., together with its consolidated subsidiaries (the “Company”), is a family-oriented social media company that through its website, www.grandparents.com, serves the age 50+ demographic market. The website offers activities, discussion groups, expert advice and newsletters that enrich the lives of grandparents by providing tools to foster connections among grandparents, parents, and grandchildren.

Prior to the consummation of the NorWesTech Reverse Acquisition (see below), the Company's operations were owned by Grandparents.com, LLC ("GP") GP was formed as a Florida limited liability company on April 20, 2010, under the name of Grandparents Acquisition Company, LLC ("GAC"). GAC was formed for the purpose of acquiring the "grandparents.com" URL, trademarks and related business assets from GPOC Holdings, LLC ("GPOC"), which was then owned by a predecessor private equity group. GP changed its name to Grandparents.com LLC on May 12, 2010, and conducted business as "Grandparents.com", with its corporate headquarters located in New York.

Business Combination

Pursuant to an Asset Purchase Agreement (‘‘Purchase Agreement’’) by GAC and GPOC, GAC purchased substantially all of the assets and assumed certain liabilities of GPOC in exchange for equity representing a 30% ownership in GAC, subject to anti-dilution protection. In connection with the Purchase Agreement, the managing members of GAC received a 68% ownership interest in GAC in exchange for transaction costs. In addition, in connection with the Purchase Agreement, a member of GPOC contributed $250,000 cash in exchange for a 2% ownership interest in GAC.

Grandparents-NorWesTech Reverse Acquisition

Subsequent to December 31, 2011, GP entered into an Asset Contribution Agreement to transfer the net assets that comprise the Grandparents.com business to NorWesTech, Inc., a then “public shell” company, which was accounted for as a reverse acquisition. Following to the consummation of this Agreement, the Company became a publicly traded entity. References to Grandparents.com LLC or GP in these condensed consolidated financial statements refer to transactions that occurred prior to the consummation of the Asset Contribution Agreement.

Basis of Presentation

The consolidated financial statements include the accounts of Grandparents.com, Inc. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Certain prior period amounts have been reclassified to conform to the current period presentation. The Merger was accounted for as a reverse acquisition, to be applied as an equity recapitalization in accordance with U.S. generally accepted accounting principles for accounting and financial reporting purposes, and has been give retroactive effect in these consolidated financial statements.

Basis of Presentation	3 Months Ended
Mar. 31, 2012
Basis of Presentation

2.  Basis of Presentation

The condensed consolidated financial statements include the accounts of Grandparents.com, Inc. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The Company has included the results of NorWesTech, Inc. from the date of the acquisition. Certain prior period amounts have been reclassified to conform to the current period presentation.

The accompanying unaudited condensed consolidated interim financial statements reflect all adjustments, consisting of only normal recurring items, which, in the opinion of management, are necessary for a fair statement of the results of operations for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for the full year or for any future periods.

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States (“U.S.”) requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses and the related disclosure of contingent assets and liabilities. On an ongoing basis, the Company evaluates its estimates, including those related to revenue, the useful lives of long-lived assets including property and equipment and intangible assets, investment fair values, stock-based compensation, goodwill, income taxes, and contingencies. The Company bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

These condensed consolidated financial statements should be read in conjunction with the December 31, 2011 and 2010 financial statements and related notes of the Company contained herein. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The condensed consolidated balance sheet as of December 31, 2011 was derived from the Company’s audited financial statements for the year ended December 31, 2011, but does not include all disclosures required by U.S. GAAP. However, the Company believes the disclosures are adequate to make the information presented not misleading.

Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Going Concern

3.  Going Concern

As shown in the accompanying condensed consolidated financial statements, the Company has incurred a net loss of approximately $4.5 million and used approximately $1.0 million in cash for operating activities during the three-months ended March 31, 2012. Without additional capital from existing or outside investors or further financing, the Company’s ability to continue to implement its business plan may be limited. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

3. Going Concern

As shown in the accompanying condensed consolidated financial statements, the Company has incurred a net loss of approximately $2.9 million and used approximately $1.1 million in cash for operating activities during the year ended December 31, 2011. Without additional capital from existing or outside investors or further financing, the Company’s ability to continue to implement its business plan may be limited. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Intangible Assets

4.  Intangible Assets

The Company evaluates the recoverability of goodwill and other indefinite lived intangibles annually and more frequently when events or changes in circumstances indicate that the carrying amount of goodwill and indefinite lived intangibles may not be recoverable. The identification and measurement of impairment involves the estimation of the fair value of the reporting unit and indefinite lived intangibles and contains uncertainty because management must use judgment in determining appropriate assumptions to be used in the measurement of fair value. The estimate of fair value of the reporting unit is based on the best information available as of the date of the assessment and incorporates management’s assumptions about expected future cash flows and contemplates other valuation techniques. Future cash flows can be affected by changes in the industry, a continuing declining economic environment or market conditions.

Intangible assets, net, consisted of the following at March 31, 2012 and December 31, 2011:

	Estimated Useful	March 31	December 31
	Lives (in Years)	2012	2011
URL and trademarks	15	$5,000,000	$5,000,000
Website development	5	500,000	500,000
Customer relationships	3	1,000,000	1,000,000
		6,500,000	6,500,000
Less: accumulated amortization		(1,597,340)	(1,389,007)
Intangible assets, net		$4,902,660	$5,110,993

Amortization expense related to finite lived intangible assets amounted to $208,333 and $215,100 for the three-months ended March 31, 2012 and 2011, respectively. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the balance sheets is estimated as follows at March 31, 2012:

For the Years Ending December 31,
2012	$625,000
2013	510,416
2014	333,333
2015	333,333
2016	333,333
Thereafter	2,767,245
$4,902,660

5. Intangible Assets

The Company evaluates the recoverability of goodwill and other indefinite lived intangibles annually and more frequently when events or changes in circumstances indicate that the carrying amount of goodwill and indefinite lived intangibles may not be recoverable. The identification and measurement of impairment involves the estimation of the fair value of the reporting unit and indefinite lived intangibles and contains uncertainty because management must use judgment in determining appropriate assumptions to be used in the measurement of fair value. The estimate of fair value of the reporting unit is based on the best information available as of the date of the assessment and incorporates management’s assumptions about expected future cash flows and contemplates other valuation techniques. Future cash flows can be affected by changes in the industry, a continuing declining economic environment or market conditions.

Intangible assets, net, consisted of the following at December 31, 2011 and 2010:

	Estimated Useful	December 31	December 31
	Lives (in Years)	2011	2010
URL and trademarks	15	$5,000,000	$5,000,000
Website development	5	500,000	500,000
Customer relationships	3	1,000,000	1,000,000
		6,500,000	6,500,000
Less: accumulated amortization		(1,389,007)	(555,674)
Intangible assets, net		$5,110,993	$5,944,326

Amortization expense related to finite lived intangible assets amounted to $833,333 for the year ended December 31, 2011, $57,988 for the period January 1, 2010 to May 5, 2010, and $555,674 for the period May 6, 2010 to December 31, 2010. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the balance sheets is estimated as follows at December 31, 2011:

For the Years Ending December 31,
2012	$833,333
2013	510,416
2014	333,333
2015	333,333
2016	333,333
Thereafter	2,767,245
$5,110,993

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes Payable

5.  Notes Payable

During 2011, three of GP’s members advanced an aggregate of $126,000 to the Company. The advances bear interest at 5% per annum, and were due and payable on December 31, 2012.

In March 2011, GP entered into a $300,000 note payable agreement with one of its members. The note bears interest at 5% per annum, with interest-only payments commencing on May 1, 2011 through the maturity date, April 1, 2013. The note was secured by substantially all of GP’s assets.

In July 2011, three of GP’s members provided short-term loans to GP in the aggregate amount of $40,000. The loans bear interest at 5% per annum and were scheduled to mature on December 31, 2011. The loans were convertible into Class A Units of GP at a conversion price of $1.60 per unit. The difference between the effective conversion price of the loans into Class A Units, and the fair value of the Class A Units on the date of issuance of the loans, did not result in the recognition of a beneficial conversion feature since the fair value of the Class A Units was significantly lower than the then effective conversion price.

In connection with the Asset Contribution Agreement, the above aggregate indebtedness of $466,000 was amended, as follows:

1.	Two Notes payable, each in the amount of $78,543, to the former GP members (shareholders and directors of the Company). The notes bear PIK interest annually at 5% and are due and payable on the earlier of (i) the consummation of a debt or equity financing with gross proceeds to the Company of at least $10,000,000 or (ii) the date subsequent to March 31, 2013 that the Company achieves EBITDA equal to or greater than $2,500,000. The note is subordinate to certain other debt obligations of the Company.

2.	Note payable in the amount of $308,914 to the former GP member (shareholder of the Company). The note bears PIK interest annually at 5% and is due and payable on the earlier of (i) the consummation of a debt or equity financing with gross proceeds to the Company of at least $10,000,000 or (ii) April 1, 2013. However, no payments are required to be paid until the Company achieves EBITDA equal to or greater than $2,500,000.

In July 2011, GP issued a zero coupon note payable to a consultant. The note provided $225,000 to GP in exchange for repayment of $275,000 on August 30, 2012, the maturity date of the note. The discount from the maturity value of $275,000, initially $50,000, is being amortized to interest expense by the effective interest method over the life of the note, with an effective interest rate of 20.04%. The note is convertible into Class A Units of GP at a conversion price of $1.60 per unit, provided the note is not repaid in-full on the maturity date. This note was assumed by the Company in connection with the Asset Contribution Agreement.

In December 2011, the Company consummated a $500,000 Bridge Loan with a NorWesTech, Inc.and executed a Letter of Intent with that company for a contribution of all the assets and liabilities of the Company into the public entity in a transaction to be accounted for as a reverse acquisition. The public entity’s assets consist exclusively of $2.3 million in cash (unaudited). The Company simultaneously executed an engagement agreement with an investment bank to effect a private placement of $3 million, on a best efforts basis, in a secondary offering of the public company’s common shares, to be closed at the same time as the reverse acquisition. The acquisition and private placement transactions were consummated on February 23, 2012, with the Bridge Loan being repaid out of the closing cash received from NorWesTech, Inc. See Note 1.

During the year ended December 31, 2011, GP paid a fee of $50,000 per month to one of its members for management services provided to GP. A total of $600,000 was charged to expense for the year ended December 31, 2011, of which $87,500 was paid and $512,500 was recorded as accrued management fees in the balance sheet at December 31, 2011. In connection with the Asset Contribution Agreement, management fees accrued through the transaction date totaling $612,500 were converted into a promissory note payable to the GP member. The notes bear PIK interest annually at 5% and are due and payable on the earlier of (i) the consummation of a debt or equity financing with gross proceeds to the Company of at least $10,000,000 or (ii) the date subsequent to March 31, 2013 that the Company achieves EBITDA equal to or greater than $2,500,000.  The note is subordinate to certain other debt obligations of the Company. The note is subordinate to certain other debt obligations of the Company.

Interest expense charged to operations for the three-months ended March 31, 2012 and 2011 was $20,922 and $0, respectively. The future maturities for each of the five succeeding years related to all notes payable obligations is estimated as follows at March 31, 2012:

For the Years Ending December 31,
2012	$253,150
2013	1,078,500
2014	-
2015	-
2016	-
Thereafter	-
$1,331,650

6. Notes Payable

During 2011, three of GP’s members advanced an aggregate of $126,000 to the GP. The advances bear interest at 5% per annum, and are due and payable on December 31, 2012.

In March 2011, GP entered into a $300,000 note payable agreement with one of its members. The note bears interest at 5% per annum, with interest-only payments commencing on May 1, 2011 through the maturity date, April 1, 2013. The note is secured by substantially all of GP’s assets.

In July 2011, three of GP’s members provided short-term loans to GP in the aggregate amount of $40,000. The loans bear interest at 5% per annum and mature on December 31, 2011. The loans are convertible into Class A Units of GP at a conversion price of $1.60 per unit. The difference between the effective conversion price of the loans into Class A Units, and the fair value of the Class A Units on the date of issuance of the loans, did not result in the recognition of a beneficial conversion feature since the fair value of the Class A Units was significantly lower than the then effective conversion price. These loans remain unpaid and outstanding at December 31, 2011.

In connection with the Asset Contribution Agreement, the above aggregate indebtedness of $466,000 was amended. See note 12.

In July 2011, GP issued a zero coupon note payable to a consultant. The note provided $225,000 to GP in exchange for repayment of $275,000 on August 30, 2012, the maturity date of the note. The discount from the maturity value of $275,000, initially $50,000, is being amortized to interest expense by the effective interest method over the life of the note, with an effective interest rate of 20.04%. The note is convertible into Class A Units of GP at a conversion price of $1.60 per unit, provided the note is not repaid in-full on the maturity date. This note was assumed by the Company in connection with the Asset Contribution Agreement.

In December 2011, the Company consummated a $500,000 Bridge Loan with a NorWesTech, Inc. and executed a Letter of Intent with that company for a contribution of all the assets and liabilities of the Company into the public entity in a transaction to be accounted for as a reverse acquisition. The public entity’s assets consist exclusively of $2.3 million in cash (unaudited). The Company simultaneously executed an engagement agreement with an investment bank to effect a private placement of $3 million, on a best efforts basis, in a secondary offering of the public company’s common shares, to be closed at the same time as the reverse acquisition. The acquisition and private placement transactions were consummated on February 23, 2012, with the Bridge Loan being repaid out of the closing cash received from NorWesTech, Inc. See Note 12.

Interest expense charged to operations was $34,774 for the year ended December 31, 2011, $0 for the period January 1, 2010 to May 5, 2010, and $0 for the period May 6, 2010 to December 31, 2010. The future maturities for each of the five succeeding years related to all notes payable obligations is estimated as follows at December 31, 2011:

For the Years Ending December 31,
2012	$900,882
2013	300,000
Thereafter	-
$1,200,882

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity

6.  Stockholders’ Equity

On February 23, 2012, the Board of Directors approved an amendment to the Corporation’s Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of the Company’s Common Stock from 30,000,000 to 150,000,000 shares. As of March 31, 2012, the Company has 16,896,151 shares of common stock issued and outstanding. See Note 11.

On February 23, 2012, in connection with the Asset Contribution Agreement, the Company issued one (1) share of Series A Convertible Preferred Stock, representing 65% of the Company’s issued and outstanding shares of common Stock, on an as-converted basis of the Series A and Series B Convertible Preferred Stock.

On February 23, 2012, the Company completed the Private Placement of 3,000,000 shares of newly designated Series B Convertible Preferred Stock for aggregate gross proceeds to the Company of $3,000,000.

7. Stockholders’ Equity

Pursuant to the Company's Certificate of Incorporation, the Company is authorized to issue 30,000,000 shares, of which 16,796,151 shares are issued and outstanding at December 31, 2011.

On February 23, 2012, the Board of Directors approved an amendment to the Company's Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of the Company’s Common Stock from 30,000,000 to 150,000,000 shares.

On February 23, 2012, in connection with the Asset Contribution Agreement, the Company issued one (1) share of Series A Convertible Preferred Stock, representing 65% of the Company’s issued and outstanding shares of common Stock, on an as-converted basis of the Series A and Series B Convertible Preferred Stock.

On February 23, 2012, the Company completed the Private Placement of 3,000,000 shares of newly designated Series B Convertible Preferred Stock for aggregate gross proceeds to the Company of $3,000,000.

On May 9, 2012, the Company filed a Second Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation to increase the total number of authorized shares of the Company’s capital stock to 155,000,000, consisting of 150,000,000 shares of common stock, par value $.01 per share, and 5,000,000 shares of preferred stock, par value $.01 per share (the “Amendment”). Upon filing of the Amendment, the one share of the Company’s Series A Convertible Preferred Stock automatically converted into 55,887,491 shares of common stock and the 3,000,000 shares of the Company’s Series B Convertible Preferred Stock automatically converted into 12,897,172 shares of common stock.

Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Based Compensation

7.  Stock Based Compensation

2012 Stock Incentive Plan

On February 23, 2012, the Company approved the Board of Directors’ recommendation to adopt the 2012 Stock Incentive Plan (“2012 Plan”), which provides for 10,317,691 shares of the Company’s common stock, to be eligible for issuance to employees, officers, directors, consultants, agents, advisors, and independent contractors who provide services to the Corporation under the 2012 Plan.

The Company granted options to purchase 5,420,000 shares of common stock under the 2012 Plan to its officers, directors and employees during the three-months ended March 31, 2012. The options had exercise prices ranging from $0.60 to $0.63 per share and a grant date fair value ranging from $0.35 to $0.56 per option. The options expire two to ten years from the date of grant.

The weighted average grant date fair value of options granted during 2011 were estimated on the date of grant using the Black-Scholes option-pricing model with the assumptions noted in the following table. Expected volatility was estimated using the average volatility rates of several public companies that management considers industry peers in a similar life-cycle phase, and a weighted component volatility of the Company. The expected term of the options represents the period of time that options granted are expected to be outstanding and is derived from historical terms.

Risk-free interest rate	1.04%
Expected life (years)	2 - 10
Expected volatility	109%
Dividend yield	-

A summary of option activity and changes under the 2012 Plan as of March 31, 2012 and during the period is presented below:

			Weighted Average
	Number of	Weighted Average	Remaining Contractual	Aggregate
	Shares	Exercise Price	Term (Years)	Intrinsic Value
Outstanding at December 31, 2011	-	$-	-
Granted	5,420,000	0.60	9.62
Exercised	-	-	-
Expired	-	-	-
Forfeited	-	-	-
Outstanding at March 31, 2012	5,420,000	$0.60	9.62	$53,600

Exercisable at March 31, 2012	10,000	$0.60	1.90	$-

The compensation expense recognized under the Plan was $90,774 for the three-months ended March 31, 2012. As of March 31, 2012, there was $3,016,424 of total unrecognized compensation cost related to non-vested equity-based compensation arrangements granted under the Plan. That cost is expected to be recognized over the remaining vesting period of 35 months.

Other

At March 31, 2012, GP had outstanding options to purchase 466,667 Class A units of GP under its 2010 Stock Option Plan. In addition, GP had outstanding warrants to purchase 437,500 Class A units of GP. GP recorded an equity compensation charge of $27,879 related to these options and warrants during the three-months ended March 31, 2011. Since the employees and consultants to whom these options and warrants were granted continue to provide services to the Company, the Company recorded an equity compensation charge of $28,582 during the three-months ended March 31, 2012. The remaining unrecognized compensation cost of $192,098 related to non-vested equity-based compensation arrangements granted by GP will continue to be recognized by the Company over the remaining vesting period of 32 months.

As of March 31, 2012, NorWesTech, Inc. (predecessor) had 300,000 options outstanding under its 2005 Stock Incentive Plan. In accordance with the terms of the Asset Contribution Agreement, these options became fully vested and exercisable as of the date of the transaction (February 23, 2012). Due to the immediate vesting provision, and since these employees no longer provide services to the Company, the Company recorded a charge in the amount of $98,190 during the three-months ended March 31, 2012. There is no remaining unrecognized compensation charge related to these options.

8. Stock Based Compensation

On October 1, 2010, GP established the 2010 Stock Option Plan (the "Plan”). The Plan provides for the issuance of options to purchase units, for the purposes of offering incentive options to employees and non-statutory options to employees and consultants. Options become exercisable over various vesting periods depending on the nature of the grant, not to exceed five (5) years from the date of grant. Certain option awards provide for accelerated vesting if there is a change in control (as defined).

At December 31, 2011 and 2010, GP had outstanding options to purchase 472,500 and 252,500 Class A units of GP, respectively, under its 2010 Stock Option Plan. In addition, GP had outstanding warrants to purchase 437,500 and 0 Class A units of GP as of December 31, 2011 and 2010, respectively. GP recorded an equity compensation charge of $165,789 related to these options and warrants during the year ended December 31, 2011, $0 for the period January 1, 2010 to May 5, 2010, and $9,549 for the period May 6, 2010 to December 31, 2010. The remaining unrecognized compensation cost of $214,896 at December 31, 2011 related to non-vested equity-based compensation arrangements granted by GP will continue to be recognized by the Company over the remaining vesting period of 35 months.

Income Taxes	3 Months Ended
Mar. 31, 2012
Income Taxes

8.  Income Taxes

ASC 740-10 “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”) requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach.   Management evaluates Company tax positions on an annual basis and has determined that as of March 31, 2012, no accrual for income taxes is necessary.

The Company provides for income taxes at the end of each interim period based on the estimated effective tax rate for the full fiscal year.  Cumulative adjustments to the Company’s estimate are recorded in the interim period in which a change in the estimated annual effective rate is determined.

The Company has estimated its effective tax rate to be 0%, based primarily on losses incurred and the uncertainty of realization of the tax benefit of such losses.

Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments

9.  Commitments

The Company leases an office facility in New York, NY under a three-year operating lease. The lease requires monthly payments of $13,333 and includes an annual escalation of 2.5%. The future minimum lease payments required under the office facility operating lease as of March 31, 2012, are as follows:

For the Years Ending December 31,

2012	$165,027
2013	126,072
$291,099

GP has issued a letter of credit totaling $40,000, which is held as collateral for performance under the operating lease. The letter of credit is secured by deposits at a financial institution, and has been recorded as restricted cash in the balance sheets at March 31, 2012 and December 31, 2011.

Rent expense recognized under operating leases was $41,000 and $36,707 for the three-months ended March 31, 2012 and 2011, respectively.

10. Commitments

The Company leases an office facility in New York, NY under a three-year operating lease. The lease requires monthly payments of $13,333 and includes an annual escalation of 2.5%. The future minimum lease payments required under the office facility operating lease as of December 31, 2011, are as follows:

For the Years Ending December 31,

2012	$165,027
2013	126,072
$291,099

GP has issued a letter of credit totaling $40,000, which is held as collateral for performance under the operating lease. The letter of credit is secured by deposits at a financial institution, and has been recorded as restricted cash in the balance sheets at December 31, 2011 and 2010.

Rent expense recognized under operating leases was $157,761 for the year ended December 31, 2011, $69,601 for the period January 1, 2010 to May 5, 2010, and $84,090 for the period May 6, 2010 to December 31, 2010.

Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentrations

10.  Concentrations

At March 31, 2012, two (2) customers represented approximately 56% of accounts receivable and approximately 49% of revenues earned during the quarter ended March 31, 2012.

At December 31, 2011, four (4) customers represented approximately 54% of GP’s accounts receivable and approximately 47% of GP’s revenues earned during 2011.

We maintain cash in three insured commercial accounts and one uninsured investment account at major financial institutions. Although we consider the financial institutions creditworthy, our cash balance exceeded Federal Deposit Insurance Corporation (FDIC) limits by $3,435,951 at March 31, 2012 and by $0 at December 31, 2011.

11. Concentrations

At December 31, 2011, four (4) customers represented approximately 54% of GP’s accounts receivable and approximately 47% of GP’s revenues earned during 2011. As of December 31, 2010, one customer represented approximately 38% of GP’s accounts receivable and approximately 18% of GP’s revenues earned during 2010.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events

11.  Subsequent Events

During May 2012, the Company issued 75,000 restricted shares of the Company’s common stock in exchange for investor relations services covering a three-month period. The agreement gives the Company the option for three (3) additional three-month renewal periods, at 75,000 restricted shares per renewal.

On May 9, 2012, the Company filed a Second Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation to increase the total number of authorized shares of the Company’s capital stock to 155,000,000, consisting of 150,000,000 shares of common stock, par value $.01 per share, and 5,000,000 shares of preferred stock, par value $.01 per share (the “Amendment”). Upon filing of the Amendment, the one share of the Company’s Series A Convertible Preferred Stock automatically converted into 55,887,491 shares of common stock and the 3,000,000 shares of the Company’s Series B Convertible Preferred Stock automatically converted into 12,897,172 shares of common stock.

12. Subsequent Events

Grandparents: NorWesTech Reverse Acquisition

On February 23, 2012, Grandparents.com LLC (“GP”) entered into an Asset Contribution Agreement to transfer the net assets that comprise the Grandparents.com business to NorWesTech, Inc., a then “public shell” company, which was accounted for as a reverse acquisition. Following to the consummation of this Agreement, the Company became a publicly traded entity. References to Grandparents.com LLC or GP in these condensed consolidated financial statements refer to transactions that occurred prior to the consummation of the Asset Contribution Agreement.

In exchange for the contribution of the net assets of the Grandparents.com business, GP received one (1) share of Series A Convertible Preferred Stock of the Company, representing approximately 65% of the issued and outstanding shares of the Company. The Series A Convertible Preferred Stock automatically converts into 55,887,491 shares of the Company’s Common Stock upon the date on which the Company files an amendment to its Certificate of Incorporation to increase the number of authorized shares of Common Stock to 150,000,000. In addition, GP received a warrant (“GP Warrant”), with an exercise price of $0.01 per share and exercisable for five (5) years, to purchase additional shares of the Company’s Common Stock, with the number of shares into which with the GP Warrant is convertible being subject to adjustment (i) for the Shortfall Amount, as defined in the Asset Contribution Agreement and (ii) to retain GP’s 65% ownership in the event any of the 342,813 warrants issued and outstanding by NorWesTech, Inc. are exercised.

As compensation for advisory services in connection with the reverse acquisition, the Company granted a warrant (“Advisory Warrant”) to purchase up to 5,588,749 shares of the Company’s Common Stock. The Advisory Warrant has an exercise price of $0.23 per share and a term of five (5) years. The grant date fair value of the Advisory Warrant was estimated using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate 1.04%; expected term 5.0 years; expected volatility 109%; stock price $0.60. These assumptions resulted in a grant date fair value of the warrant of $2,924,592, which has been charged to the condensed consolidated statement of operations for the three-months ended March 31, 2012.

Concurrently with the reverse acquisition, the Company sold 3,000,000 shares of Series B Convertible Preferred Stock for total gross proceeds of $3,000,000. The Series B Convertible Preferred Stock automatically converts into 12,897,172 shares of the Company’s Common Stock upon the date on which the Company files an amendment to its Certificate of Incorporation to increase the number of authorized shares of Common Stock to 150,000,000. In connection with the financing, the Company granted a warrant to the placement agent (“Placement Agent Warrant”) to purchase up to 1,289,711 shares of the Company’s Common Stock. The Placement Agent Warrant has an exercise price of $0.23 per share and a term of five (5) years. The grant date fair value of the Placement Agent Warrant was estimated using the Black-Scholes option-pricing model with the following assumptions: risk-free interest rate 1.04%; expected term 5.0 years; expected volatility 109%; stock price $0.60. These assumptions resulted in a grant date fair value of the warrant of $674,906, which has been reflected in the condensed consolidated balance sheet as a reduction of the gross proceeds raised in the financing.

In connection with the Asset Contribution Agreement, $466,000 aggregate indebtedness (See Note 6) was amended as follows:

1.	Two Notes payable, each in the amount of $78,543, to the former GP members (shareholders and directors of the Company). The notes bear PIK interest annually at 5% and are due and payable on the earlier of (i) the consummation of a debt or equity financing with gross proceeds to the Company of at least $10,000,000 or (ii) the date subsequent to March 31, 2013 that the Company achieves EBITDA equal to or greater than $2,500,000. The note is subordinate to certain other debt obligations of the Company.

2.	Note payable in the amount of $308,914 to the former GP member (shareholder of the Company). The note bears PIK interest annually at 5% and is due and payable on the earlier of (i) the consummation of a debt or equity financing with gross proceeds to the Company of at least $10,000,000 or (ii) April 1, 2013. However, no payments are required to be paid until the Company achieves EBITDA equal to or greater than $2,500,000.

In connection with the Asset Contribution Agreement, management fees accrued through the transaction date totaling $612,500 were converted into a promissory note payable to the GP member. The notes bear PIK interest annually at 5% and are due and payable on the earlier of (i) the consummation of a debt or equity financing with gross proceeds to the Company of at least $10,000,000 or (ii) the date subsequent to March 31, 2013 that the Company achieves EBITDA equal to or greater than $2,500,000.  The note is subordinate to certain other debt obligations of the Company. The note is subordinate to certain other debt obligations of the Company.

As of March 31, 2012, NorWesTech, Inc. (predecessor) had 300,000 options outstanding under its 2005 Stock Incentive Plan. In accordance with the terms of the Asset Contribution Agreement, these options became fully vested and exercisable as of the date of the transaction (February 23, 2012). Due to the immediate vesting provision, and since these employees no longer provide services to the Company, the Company recorded a charge in the amount of $98,190 during the three-months ended March 31, 2012. There is no remaining unrecognized compensation charge related to these options.

During May 2012, the Company issued 75,000 restricted shares of the Company’s common stock in exchange for investor relations services covering a three-month period. The agreement gives the Company the option for three (3) additional three-month renewal periods, at 75,000 restricted shares per renewal.

On May 9, 2012, the Company filed a Second Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation to increase the total number of authorized shares of the Company’s capital stock to 155,000,000, consisting of 150,000,000 shares of common stock, par value $.01 per share, and 5,000,000 shares of preferred stock, par value $.01 per share (the “Amendment”). Upon filing of the Amendment, the one share of the Company’s Series A Convertible Preferred Stock automatically converted into 55,887,491 shares of common stock and the 3,000,000 shares of the Company’s Series B Convertible Preferred Stock automatically converted into 12,897,172 shares of common stock.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2011 and 2010, there were no cash equivalents.

Accounts Receivable

Accounts receivable are reported in the balance sheet net of an allowance for doubtful accounts. The Company estimates the allowance based on an analysis of specific clients, taking into consideration the age of past due accounts, the client’s payment history and an assessment of the client’s ability to pay. At December 31, 2011 and 2010, the Company determined that no allowance for doubtful accounts was necessary.

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, ranging from three (3) to seven (7) years. Incidental expenditures for maintenance and repairs are charged against operations. Renewals and betterment that materially extend the life of assets are capitalized. The Company reviews the valuation of fixed assets and the remaining economic lives annually and adjusts depreciation accordingly.

Impairment of Long-Lived Assets

The Company assesses the impairment of long-lived assets, which include property and equipment and identifiable intangible assets, whenever events or changes in circumstances indicate that such assets might be impaired and the carrying value may not be recoverable. Events and circumstances that may indicate that an asset is impaired may include significant decreases in the market value of an asset, a change in the extent or manner in which an asset is used, shifts in technology, loss of key management or personnel, changes in the Company’s operating model or strategy and competitive forces as well as other factors.

If events and circumstances indicate that the carrying amount of an asset may not be recoverable and the expected undiscounted future cash flows attributable to the asset are less than the carrying amount of the asset, an impairment loss equal to the excess of the asset’s carrying value over its fair value is recorded. Fair value is determined based on the present value of estimated expected future cash flows using a discount rate commensurate with the risk involved, quoted market prices or appraised values, depending on the nature of the assets. In testing for a potential impairment of goodwill, the Company will first compare the estimated fair value of each reporting unit with book value, including goodwill. If the estimated fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. If, however, the fair value of the respective reporting units of the Company is less than book value, then the Company is required to compare the carrying amount of the goodwill with its implied fair value. The estimate of implied fair value of goodwill may require independent valuations of certain internally generated and unrecognized intangible assets such as its customer base, software and technology and trademarks. If the carrying amount of the goodwill exceeds the implied fair value of that goodwill, an impairment loss would be recognized in an amount equal to the excess.

Revenue Recognition

The Company recognizes revenue from arrangements with advertisers and third-party affiliates, generally on the basis of impressions, at an agreed upon cost per thousand impressions ("CPM"). This revenue is recognized on a net basis in the period in which the impressions occur.

Revenue is recognized in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) 605, Revenue Recognition. The Company considers amounts to be earned when persuasive evidence of an arrangement exists, delivery of services has occurred, price is fixed or determinable, and collectability is reasonably assured.

Advertising

The Company’s policy is to report advertising costs as expensed in the periods in which the costs are incurred. The total amounts charged to advertising expenses were $104,323 for the year ended December 31, 2011, $444,300 for the period January 1, 2010 to May 5, 2010, and $246,838 for the period May 6, 2010 to December 31, 2010.

 Fair Value of Financial Instruments

The Company’s financial instruments consist mainly of cash, short-term accounts receivable, and payables. The Company believes that the carrying amounts approximate fair value due to their short-term nature and market interest rates.

Equity-Based Compensation

The Company accounts for equity-based awards to employees and others at fair value, measured at the grant date (based upon an estimate of the fair value of the compensation granted) and recorded to expense over the requisite service period, which generally is the vesting period. Fair value of equity-based compensation arrangements are estimated using the Black-Scholes option pricing model.

Income Taxes

ASC 740-10 “Accounting for Uncertainty in Income Taxes” (“ASC 740-10”) requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach.   Management evaluates Company tax positions on an annual basis and has determined that as of December 31, 2011 and 2010, no accrual for income taxes is necessary.

The Company provides for income taxes at the end of each interim period based on the estimated effective tax rate for the full fiscal year.  Cumulative adjustments to the Company’s estimate are recorded in the interim period in which a change in the estimated annual effective rate is determined.

The Company has estimated its effective tax rate to be 0%, based primarily on losses incurred and the uncertainty of realization of the tax benefit of such losses.

Recent Accounting Pronouncements

 In May 2011, the FASB issued amendments to existing standards for fair value measurement and disclosure, which are effective in the first quarter of 2012. The amendments clarify or change the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement.  The impact of adopting these amendments is expected to be immaterial to the financial statements.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

4. Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2010:

	Estimated Useful
	Lives (in Years)	2011	2010

Furniture and fixtures	7	$14,033	$13,353
Computers and equipment	5-7	34,419	35,956
		48,452	49,309
Less: accumulated depreciation		(13,282)	(4,427)
Property and equipment, net		$35,170	$44,882

Depreciation expense totaled $8,855 for the year ended December 31, 2011, $10,000 for the period January 1, 2010 to May 5, 2010, and $4,427 for the period May 6, 2010 to December 31, 2010.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

9. Related Party Transactions

During the period January 1, 2010 to May 5, 2010, GPOC paid fees totaling $66,664 to one of its members for consulting services provided to GPOC.

At January 1, 2010 GPOC had $7,224,135 in short-term advances payable to its members. During 2010 these advances, plus an additional $500,000 advanced to GPOC from its members during 2010, were converted to various classes of members' equity of GPOC.

During 2010, GP paid a fee of $25,000 per month, beginning in August 2010, to one of its members for management services provided to GP. A total of $125,000 was paid to the member during the period May 6, 2010 to December 31, 2010. At December 31, 2010, there were no unpaid management fees owed to the member. During the year ended December 31, 2011, GP paid a fee of $50,000 per month to one of its members for management services provided to GP. A total of $600,000 was charged to expense for the year ended December 31, 2011, of which $87,500 was paid and $512,500 is recorded as accrued management fees in the balance sheets at December 31, 2011. In connection with the Asset Contribution Agreement, management fees accrued through the transaction date totaling $612,500 were converted into a promissory note payable to the GP member. The notes bear PIK interest annually at 5% and are due and payable on the earlier of (i) the consummation of a debt or equity financing with gross proceeds to the Company of at least $10,000,000 or (ii) the date subsequent to March 31, 2013 that the Company achieves EBITDA equal to or greater than $2,500,000.  The note is subordinate to certain other debt obligations of the Company. The note is subordinate to certain other debt obligations of the Company.